Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Revenues		¥ 2,862,771	¥ 2,678,659	¥ 2,369,202
Finance revenues		214,104	200,584	200,889
Interest expense		76,815	72,910	72,821
Depreciation and amortization		279,923	253,677	244,853
Other significant non-cash items:
Revenues		2,862,771	2,678,659	2,369,202
Finance revenues		214,104	200,584	200,889
Interest expense		76,815	72,910	72,821
Depreciation and amortization		279,923	253,677	244,853
Provision for doubtful receivables and probable loan losses		17,265	22,667	11,717
Write-downs of long-lived assets		5,525	9,134	13,448
Decrease in policy liabilities and policy account balances		(53,512)	(103,878)	(405,014)
Bargain purchase gain	¥ 0	0	5,802	0
Segment profits		321,589	280,926	270,990
Segment assets		11,425,982	11,231,895	10,992,918
Investment in affiliates		591,363	524,234
Operating Segment
Segment Reporting Information [Line Items]
Revenues		2,872,830	2,685,194	2,379,004
Finance revenues		211,076	196,609	195,949
Interest expense		69,301	57,923	56,984
Depreciation and amortization		270,662	235,008	227,465
Other significant non-cash items:
Revenues		2,872,830	2,685,194	2,379,004
Finance revenues		211,076	196,609	195,949
Interest expense		69,301	57,923	56,984
Depreciation and amortization		270,662	235,008	227,465
Provision for doubtful receivables and probable loan losses		17,404	23,168	12,920
Write-downs of long-lived assets		5,525	8,876	13,228
Decrease in policy liabilities and policy account balances		(53,512)	(103,878)	(405,014)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		99,314	89,926	103,668
Bargain purchase gain			5,802
Segment profits		429,058	420,837	380,110
Segment assets		9,017,250	8,956,872	8,972,449
Long-lived assets		1,827,840	1,758,257	1,754,761
Expenditures for long-lived assets		578,929	477,205	562,767
Investment in affiliates		591,227	524,064	530,583
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues		115,712	102,979	107,150
Finance revenues		28,390	30,153	34,215
Interest expense		4,893	6,032	7,214
Depreciation and amortization		10,404	6,517	4,764
Other significant non-cash items:
Revenues		115,712	102,979	107,150
Finance revenues		28,390	30,153	34,215
Interest expense		4,893	6,032	7,214
Depreciation and amortization		10,404	6,517	4,764
Provision for doubtful receivables and probable loan losses		1,072	(96)	(701)
Write-downs of long-lived assets		32	0	0
Decrease in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		2,681	3,354	1,064
Bargain purchase gain			0
Segment profits		49,275	38,032	42,418
Segment assets		961,901	1,032,152	1,049,867
Long-lived assets		41,252	42,337	41,170
Expenditures for long-lived assets		3,764	8,330	14,180
Investment in affiliates		16,845	18,392	22,755
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues		275,740	270,615	271,662
Finance revenues		14,059	13,029	12,067
Interest expense		3,049	3,360	3,545
Depreciation and amortization		131,829	130,272	127,862
Other significant non-cash items:
Revenues		275,740	270,615	271,662
Finance revenues		14,059	13,029	12,067
Interest expense		3,049	3,360	3,545
Depreciation and amortization		131,829	130,272	127,862
Provision for doubtful receivables and probable loan losses		192	210	24
Write-downs of long-lived assets		29	46	0
Decrease in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		102	178	191
Bargain purchase gain			0
Segment profits		40,162	39,787	42,935
Segment assets		818,201	752,513	731,329
Long-lived assets		468,459	452,840	479,619
Expenditures for long-lived assets		170,727	164,486	151,330
Investment in affiliates		1,996	1,880	1,996
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues		172,948	212,050	191,540
Finance revenues		2,055	2,319	6,720
Interest expense		2,224	3,085	4,676
Depreciation and amortization		14,952	15,169	15,908
Other significant non-cash items:
Revenues		172,948	212,050	191,540
Finance revenues		2,055	2,319	6,720
Interest expense		2,224	3,085	4,676
Depreciation and amortization		14,952	15,169	15,908
Provision for doubtful receivables and probable loan losses		(8)	33	(110)
Write-downs of long-lived assets		4,187	3,353	8,036
Decrease in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		32,775	4,160	6,048
Bargain purchase gain			0
Segment profits		62,372	72,841	42,902
Segment assets		620,238	657,701	739,592
Long-lived assets		482,300	512,930	600,693
Expenditures for long-lived assets		56,755	32,875	49,858
Investment in affiliates		86,666	99,347	91,010
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues		1,402,313	1,271,973	1,028,355
Finance revenues		8,982	10,680	12,625
Interest expense		5,632	4,870	3,539
Depreciation and amortization		21,726	13,176	8,836
Other significant non-cash items:
Revenues		1,402,313	1,271,973	1,028,355
Finance revenues		8,982	10,680	12,625
Interest expense		5,632	4,870	3,539
Depreciation and amortization		21,726	13,176	8,836
Provision for doubtful receivables and probable loan losses		(927)	(1,047)	(940)
Write-downs of long-lived assets		27	1,569	214
Decrease in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		52,001	39,750	18,822
Bargain purchase gain			5,802
Segment profits		96,120	85,000	57,220
Segment assets		847,677	768,675	704,156
Long-lived assets		284,416	269,515	193,970
Expenditures for long-lived assets		60,779	74,787	74,645
Investment in affiliates		170,449	71,481	108,237
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues		428,697	368,665	254,289
Finance revenues		61,222	59,177	55,318
Interest expense		4,026	4,041	4,654
Depreciation and amortization		21,642	18,914	17,489
Other significant non-cash items:
Revenues		428,697	368,665	254,289
Finance revenues		61,222	59,177	55,318
Interest expense		4,026	4,041	4,654
Depreciation and amortization		21,642	18,914	17,489
Provision for doubtful receivables and probable loan losses		11,244	10,109	7,370
Write-downs of long-lived assets		0	0	0
Decrease in policy liabilities and policy account balances		(53,512)	(103,878)	(405,014)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		6	14	796
Bargain purchase gain			0
Segment profits		74,527	72,865	51,756
Segment assets		3,174,505	3,291,631	3,462,772
Long-lived assets		43,878	45,267	52,359
Expenditures for long-lived assets		174	276	439
Investment in affiliates		702	810	911
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues		477,420	458,912	526,008
Finance revenues		96,368	81,251	75,004
Interest expense		49,477	36,535	33,356
Depreciation and amortization		70,109	50,960	52,606
Other significant non-cash items:
Revenues		477,420	458,912	526,008
Finance revenues		96,368	81,251	75,004
Interest expense		49,477	36,535	33,356
Depreciation and amortization		70,109	50,960	52,606
Provision for doubtful receivables and probable loan losses		5,831	13,959	7,277
Write-downs of long-lived assets		1,250	3,908	4,978
Decrease in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		11,749	42,470	76,747
Bargain purchase gain			0
Segment profits		106,602	112,312	142,879
Segment assets		2,594,728	2,454,200	2,284,733
Long-lived assets		507,535	435,368	386,950
Expenditures for long-lived assets		286,730	196,451	272,315
Investment in affiliates		¥ 314,569	¥ 332,154	¥ 305,674